INVENTORY, NET	12 Months Ended
Dec. 31, 2023
Inventories [Abstract]
INVENTORY, NET	INVENTORY, NET

(US$ MILLIONS)	2023	2022
Raw materials and consumables	$1,066	$1,485
Fuel products (1)	596	850
Work in progress	564	778
RTFO certificates	367	415
Finished goods and other (2)	1,072	1,658
Carrying amount of inventories	$3,665	$5,186
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(1)Fuel products that are traded in active markets are purchased with a view to resell in the near future. As a result, inventories of fuel products are recorded at fair value based on quoted market prices.
(2)Finished goods and other primarily comprises finished goods inventory at our advanced energy storage operation and our engineered components manufacturing operation.
The following table summarizes the change in the inventory obsolescence provision for the years ended December 31, 2023 and 2022:

(US$ MILLIONS)	2023	2022
Inventory obsolescence provision - beginning	$67	$69
Add: increase in provision	83	29
Deduct: inventory obsolescence write-off	(21)	(31)
Deduct: dispositions	(53)	—
Inventory obsolescence provision - ending	$76	$67